Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net income for the year	R$ 16,033,961	R$ 21,173,207	R$ 16,748,439
Financial assets at fair value through other comprehensive income
Unrealized gains/(losses)	(1,529,928)	7,752,853	(473,594)
Gains/(losses) transferred to income	(1,720,958)	651,428	1,023,299
Tax effect	1,447,558	(3,609,375)	(209,359)
Unrealized gains/(losses) on hedge
Cash flow hedge	(335,620)	260,397	(96,760)
Hedge of investment abroad	(187,629)	(119,635)	(209,300)
Tax effect	235,462	(42,854)	122,424
Exchange differences on translations of foreign operations
Foreign exchange on translations of foreign operations	235,863	73,867	113,198
Items that cannot be reclassified to the Consolidated Statement of Income
Gains/(losses) on equity instruments at fair value through other comprehensive income	3,573,603	1,482,384	(756,042)
Tax effect	(1,464,897)	(579,763)	302,417
Other	(21,593)	(204,538)	(92,764)
Total other comprehensive income	231,861	5,664,764	(276,481)
Total comprehensive income for the year	16,265,822	26,837,971	16,471,958
Attributable to shareholders:
Shareholders of the parent	16,068,723	26,687,787	16,307,434
Non-controlling interest	R$ 197,099	R$ 150,184	R$ 164,524